Stock-Based Compensation - Stock Option Assumptions and Methodology (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Monte Carlo simulation
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield, Monte Carlo simulation	0.00%
Risk-free interest rate, Monte Carlo simulation	1.56%
Expected volatility rate, Monte Carlo simulation	28.57%
Expected term, Monte Carlo simulation	2 years 11 months 12 days
Grant date fair value, Monte Carlo simulation	24.11
Stock Option | Black-Sholes option pricing model
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)		5 years 9 months
Expected volatility		26.38%
Risk-free interest rate		2.86%
Expected dividend yield		0.00%
Weighted average grant date fair value of options granted (usd per share)		$ 5.47